Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2011
Registrant Name	dei_EntityRegistrantName	CALDWELL & ORKIN FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000864230
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 30, 2011
Prospectus Date	rr_ProspectusDate	Aug 30, 2011

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
Caldwell & Orkin Market Opportunity Fund
Investment Objective
The Caldwell & Orkin Market Opportunity Fund's (the "Fund") investment objective is to provide long-term capital growth with a short-term focus on capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	CALDWELL & ORKIN MARKET OPPORTUNITY FUND Caldwell & Orkin Market Opportunity Fund
Redemption fee (as a percentage of amount redeemed within six months of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		CALDWELL & ORKIN MARKET OPPORTUNITY FUND Caldwell & Orkin Market Opportunity Fund
Management Fees		0.97%
Distribution (12b-1) Expenses		none
Administrative Expenses		0.23%
Interest Expense		0.51%
Dividend Expense on Short Sales of Securities		0.34%
Total Other Expenses		1.08%
Acquired Fund Fees and Expenses		0.09%
Total Annual Fund Operating Expenses		2.14%
Waived Administrative Expenses	[1]	(0.01%)
Net Annual Fund Operating Expenses	[2]	2.13%
[1]	The Fund's administrator has contractually agreed to waive a portion of its fees through August 30, 2012. This agreement may not be terminated or modified prior to this date except with the approval of the Board of Directors.
[2]	The Net Annual Fund Operating Expenses above does not correlate to the ratio of total expenses provided in the Financial Highlights table of the Fund's Annual Report for the period ended April 30, 2011 as the Financial Highlights table does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
CALDWELL & ORKIN MARKET OPPORTUNITY FUND Caldwell & Orkin Market Opportunity Fund	216	669	1,148	2,468

Portfolio Turnover

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 493% of the average value of its Portfolio.

Principal Investment Strategies of the Fund

C&O Funds Advisor, Inc. (the "Manager" or "We") uses a catalyst-driven, multi-dimensional, disciplined investment process focusing on active asset allocation, security selection and surveillance to achieve the Fund's investment objective.

Active asset allocation refers to the way we determine the balance of different types of assets in the Fund at any given time.

Security selection refers to the way we choose the securities we buy or sell short.

Surveillance refers to how we monitor the portfolio.

The Manager's philosophy in managing the Fund is to focus on risk as well as return. Specifically, we focus on market risk (the risk that the broad market averages decline, taking good companies down with it) and stock selection risk (the risk that a stock underperforms due to company-specific issues). We use active asset allocation strategies to manage the Fund's exposure to market risk. And we employ a flexible investment style based on fundamental and technical analysis in equity selection to manage stock selection risk. Finally, in surveillance, various monitoring devices are used in order to reduce the risks of making serious mistakes. We generally divide the Fund's portfolio among three broad categories of assets:

•

Long Portfolio – This portion of the Fund is comprised primarily of common stock, exchange- traded funds ("ETFs"), and listed call options we have purchased. The Long Portfolio is comprised of securities our research indicates may increase in price. Generally, when we are "bullish" (when we believe the overall equity markets will rise) the size of the Long Portfolio may increase relative to the size of the overall Fund portfolio.

•

Short Portfolio – This portion of our portfolio consists primarily of common stock and ETFs we have borrowed and sold short. The Short Portfolio may at times also include listed put options we have purchased. The Short Portfolio is comprised of securities our research indicates may decrease in price. If the price of a stock sold short decreases before we close the position, we make money. If it increases, we lose money. Generally, when we are "bearish" (when we believe the overall equity markets will fall) the size of the Short Portfolio may increase relative to the size of the overall Fund portfolio.

•

Cash / Money Market/ Fixed Income Securities – This portion of our portfolio includes cash, cash equivalents (e.g. money market funds and/or U.S. treasury notes) and bonds (i.e., corporate or government bonds), although we generally emphasize cash equivalents more than bonds.

As to the Long and Short Portfolios, we typically invest between 50% and 100% of our net assets in common stocks, ETFs and listed options. Our investments may be made in companies of any size. The Fund may hold up to 60% of its net assets in short positions at any given time, and we may invest up to 25% of the Fund's assets in equity securities that are issued by foreign issuers and are traded in the United States, and in American Depository Receipts of foreign companies. In addition, we typically invest between 0% and 50% of our net assets in cash / money market / fixed income securities. The corporate bonds we purchase may have any maturity and be of any rating or quality, as long as the Manager believes it is consistent with the Fund's investment objective.

Thus, the Fund's theoretical investment latitude is anywhere from 100% net long (100% long positions and 0% cash) to 60% net short (60% short positions and 0% cash), although it is unlikely we would be at those extremes. We believe this wide investment latitude sets the Fund apart from most other mutual funds employing a long/short investment strategy.

In managing the Fund for risk as well as return the Manager's goal is to make money over a full market cycle, which includes both bull market (rising) and bear market (falling) cycles, but with less stomach churn.

Principal Risks of Investing in the Fund

An investment in the Fund carries risk, and you may lose money on your investment. The principal risks of investing in the Fund are:

•

Market risk – In a declining stock market, stock prices for all companies generally may decline, regardless of any one particular company's own unique prospects. Holdings in the Fund's short portfolio may cause the Fund to fluctuate independently of stock market indices such as the S&P 500.

•

Short sale risk – A short position is established by selling borrowed shares and attempting to buy them back at a lower price in the future. In a rising market, the Fund may lose value on its short sales.

•

Business risk – A particular set of circumstances may affect a particular industry or certain companies within the industry, while having little or no impact on other industries or other companies within the industry.

•

Small company risk – Stocks of smaller companies may have more risks than those of larger companies. In general, they have less experienced management teams, serve smaller markets and find it more difficult to obtain financing for growth or potential development than do larger companies.

•

Market valuation risk – Some companies that are growing very fast have unreasonable valuations by traditional valuation techniques. Since these companies' stock prices do not reflect the usual relationships between price and corporate earnings or income, their stocks tend to be very volatile and speculative.

•	Political risk – Regulation or deregulation of a particular industry can have a material impact on the value of companies within the affected industry.

•	Equity securities interest rate risk – Increases in interest rates may lower the present value of a company's future earnings stream.

•

Fixed income securities interest rate risk – The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of fixed income securities will vary in response to changes in interest rates. Falling short-term interest rates may also cause income from short-term money market instruments in which the Fund is invested to decline.

•

Credit risk – Bond issuers who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest or principal payments on their bonds when due. These sorts of "credit risks," reflected in the credit ratings assigned to bond issues by companies like Moody's or Standard & Poor's, may cause the price of an issuer's bond to decline and may affect liquidity for the security.

•

Investments in other investment companies – The Fund may invest in shares of other management investment companies, including, but not limited to, money market funds and ETFs, subject to the limitations and requirements of the Investment Company Act of 1940, as amended (the "1940 Act") and subject to such investments being consistent with the overall objective and policies of the Fund. To the extent that the Fund invests in securities of other investment companies, shareholders in the Fund maybe subject to duplicative advisory and administrative fees.

•

Investments in ETFs – To the extent that the Fund takes a long position in an ETF, the Fund will be subject to the risk that the market or sector of the market in which the ETF invests may decline in value. To the extent that the Fund takes a short position in an ETF, the Fund will be subject to the risk that the market or sector of the market in which the ETF invests may increase in value.

•

Foreign Securities risk – Investing in foreign securities involves risks not typically associated with investing in U.S. securities, including, but not limited to, fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the U.S.; possible expropriation or nationalization of assets; and possible imposition of foreign taxes. Furthermore, the U.S. government has from time-to-time, in the past, imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as the Fund.

•

Portfolio turnover risk – Mutual funds are required to distribute their net realized capital gains annually under federal tax laws. The Fund's investment strategy may involve frequent trading, which leads to high portfolio turnover (e.g., 493%, 662% and 879% for the fiscal years ended April 30, 2011, 2010, and 2009, respectively) and could generate potentially large amounts of net realized capital gains in a given year. Higher portfolio turnover may also result in higher brokerage costs for the Fund.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below illustrates how the Fund's average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.caldwellorkinfunds.com or by calling the Fund toll-free at 1-800-467-7903.

Annual Total Returns for Years Ended December 31*

Best Quarter (in the last ten years): 3rd quarter 2007, 15.69%

Worst Quarter (in the last ten years): 3rd quarter 2008, (6.24)%

* The Fund's calendar year-to-date return as of June 30, 2011 is (2.51)%.

Average Annual Total Returns (for years ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher (more favorable) than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

Average Annual Total Returns - CALDWELL & ORKIN MARKET OPPORTUNITY FUND	1 Year	5 Years	10 Years	Since Inception		Inception Date
Caldwell & Orkin Market Opportunity Fund	(1.01%)	5.44%	1.77%	8.90%	[1]	Aug 24, 1992
Caldwell & Orkin Market Opportunity Fund Return After Taxes on Distributions	(1.01%)	4.66%	0.75%	6.84%	[1]
Caldwell & Orkin Market Opportunity Fund Return After Taxes on Distributions and Sale of Fund Shares	(0.66%)	4.28%	0.92%	6.58%	[1]
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	8.40%	[1]
[1]	Effective August 24, 1992 the Fund commenced active management and changed its investment objective to provide long-term capital growth with a short-term focus on capital preservation through investment selection and asset allocation. Prior to August 24, 1992, the Fund was passively managed and indexed to the largest 100 over-the-counter (OTC) stocks.

The Manager believes a secular bear market began at the beginning of 2000. Between December 31, 1999 and July 31, 2011 the Fund has generated a total return of 47.91%. During the same period the S&P 500 Total Return index has returned 8.64%, and the NASDAQ Composite index has returned (32.26%).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALDWELL & ORKIN FUNDS INC
Prospectus Date	rr_ProspectusDate	Aug 30, 2011
CALDWELL & ORKIN MARKET OPPORTUNITY FUND | Caldwell & Orkin Market Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed within six months of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.97%
Distribution (12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Expenses	rr_Component1OtherExpensesOverAssets	0.23%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.51%
Dividend Expense on Short Sales of Securities	rr_Component3OtherExpensesOverAssets	0.34%
Total Other Expenses	rr_OtherExpensesOverAssets	1.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Waived Administrative Expenses	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.13%	[2]
1 year	rr_ExpenseExampleYear01	216
3 years	rr_ExpenseExampleYear03	669
5 years	rr_ExpenseExampleYear05	1,148
10 years	rr_ExpenseExampleYear10	2,468
Annual Return 2001	rr_AnnualReturn2001	(3.81%)
Annual Return 2002	rr_AnnualReturn2002	2.93%
Annual Return 2003	rr_AnnualReturn2003	(6.58%)
Annual Return 2004	rr_AnnualReturn2004	(1.04%)
Annual Return 2005	rr_AnnualReturn2005	(0.13%)
Annual Return 2006	rr_AnnualReturn2006	7.41%
Annual Return 2007	rr_AnnualReturn2007	33.08%
Annual Return 2008	rr_AnnualReturn2008	(4.66%)
Annual Return 2009	rr_AnnualReturn2009	(3.39%)
Annual Return 2010	rr_AnnualReturn2010	(1.01%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's calendar year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.51%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (in the last ten years):
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (in the last ten years):
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.24%)
1 Year	rr_AverageAnnualReturnYear01	(1.01%)
5 Years	rr_AverageAnnualReturnYear05	5.44%
10 Years	rr_AverageAnnualReturnYear10	1.77%
Since Inception	rr_AverageAnnualReturnSinceInception	8.90%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 24, 1992
CALDWELL & ORKIN MARKET OPPORTUNITY FUND | Caldwell & Orkin Market Opportunity Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.01%)
5 Years	rr_AverageAnnualReturnYear05	4.66%
10 Years	rr_AverageAnnualReturnYear10	0.75%
Since Inception	rr_AverageAnnualReturnSinceInception	6.84%	[3]
CALDWELL & ORKIN MARKET OPPORTUNITY FUND | Caldwell & Orkin Market Opportunity Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.66%)
5 Years	rr_AverageAnnualReturnYear05	4.28%
10 Years	rr_AverageAnnualReturnYear10	0.92%
Since Inception	rr_AverageAnnualReturnSinceInception	6.58%	[3]
CALDWELL & ORKIN MARKET OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Caldwell & Orkin Market Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Caldwell & Orkin Market Opportunity Fund's (the "Fund") investment objective is to provide long-term capital growth with a short-term focus on capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 493% of the average value of its Portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	493.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Net Annual Fund Operating Expenses above does not correlate to the ratio of total expenses provided in the Financial Highlights table of the Fund's Annual Report for the period ended April 30, 2011 as the Financial Highlights table does not include Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

C&O Funds Advisor, Inc. (the "Manager" or "We") uses a catalyst-driven, multi-dimensional, disciplined investment process focusing on active asset allocation, security selection and surveillance to achieve the Fund's investment objective.

Active asset allocation refers to the way we determine the balance of different types of assets in the Fund at any given time.

Security selection refers to the way we choose the securities we buy or sell short.

Surveillance refers to how we monitor the portfolio.

The Manager's philosophy in managing the Fund is to focus on risk as well as return. Specifically, we focus on market risk (the risk that the broad market averages decline, taking good companies down with it) and stock selection risk (the risk that a stock underperforms due to company-specific issues). We use active asset allocation strategies to manage the Fund's exposure to market risk. And we employ a flexible investment style based on fundamental and technical analysis in equity selection to manage stock selection risk. Finally, in surveillance, various monitoring devices are used in order to reduce the risks of making serious mistakes. We generally divide the Fund's portfolio among three broad categories of assets:

•

Long Portfolio – This portion of the Fund is comprised primarily of common stock, exchange- traded funds ("ETFs"), and listed call options we have purchased. The Long Portfolio is comprised of securities our research indicates may increase in price. Generally, when we are "bullish" (when we believe the overall equity markets will rise) the size of the Long Portfolio may increase relative to the size of the overall Fund portfolio.

•

Short Portfolio – This portion of our portfolio consists primarily of common stock and ETFs we have borrowed and sold short. The Short Portfolio may at times also include listed put options we have purchased. The Short Portfolio is comprised of securities our research indicates may decrease in price. If the price of a stock sold short decreases before we close the position, we make money. If it increases, we lose money. Generally, when we are "bearish" (when we believe the overall equity markets will fall) the size of the Short Portfolio may increase relative to the size of the overall Fund portfolio.

•

Cash / Money Market/ Fixed Income Securities – This portion of our portfolio includes cash, cash equivalents (e.g. money market funds and/or U.S. treasury notes) and bonds (i.e., corporate or government bonds), although we generally emphasize cash equivalents more than bonds.

As to the Long and Short Portfolios, we typically invest between 50% and 100% of our net assets in common stocks, ETFs and listed options. Our investments may be made in companies of any size. The Fund may hold up to 60% of its net assets in short positions at any given time, and we may invest up to 25% of the Fund's assets in equity securities that are issued by foreign issuers and are traded in the United States, and in American Depository Receipts of foreign companies. In addition, we typically invest between 0% and 50% of our net assets in cash / money market / fixed income securities. The corporate bonds we purchase may have any maturity and be of any rating or quality, as long as the Manager believes it is consistent with the Fund's investment objective.

Thus, the Fund's theoretical investment latitude is anywhere from 100% net long (100% long positions and 0% cash) to 60% net short (60% short positions and 0% cash), although it is unlikely we would be at those extremes. We believe this wide investment latitude sets the Fund apart from most other mutual funds employing a long/short investment strategy.

In managing the Fund for risk as well as return the Manager's goal is to make money over a full market cycle, which includes both bull market (rising) and bear market (falling) cycles, but with less stomach churn.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund carries risk, and you may lose money on your investment. The principal risks of investing in the Fund are:

•

Market risk – In a declining stock market, stock prices for all companies generally may decline, regardless of any one particular company's own unique prospects. Holdings in the Fund's short portfolio may cause the Fund to fluctuate independently of stock market indices such as the S&P 500.

•

Short sale risk – A short position is established by selling borrowed shares and attempting to buy them back at a lower price in the future. In a rising market, the Fund may lose value on its short sales.

•

Business risk – A particular set of circumstances may affect a particular industry or certain companies within the industry, while having little or no impact on other industries or other companies within the industry.

•

Small company risk – Stocks of smaller companies may have more risks than those of larger companies. In general, they have less experienced management teams, serve smaller markets and find it more difficult to obtain financing for growth or potential development than do larger companies.

•

Market valuation risk – Some companies that are growing very fast have unreasonable valuations by traditional valuation techniques. Since these companies' stock prices do not reflect the usual relationships between price and corporate earnings or income, their stocks tend to be very volatile and speculative.

•	Political risk – Regulation or deregulation of a particular industry can have a material impact on the value of companies within the affected industry.

•	Equity securities interest rate risk – Increases in interest rates may lower the present value of a company's future earnings stream.

•

Fixed income securities interest rate risk – The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of fixed income securities will vary in response to changes in interest rates. Falling short-term interest rates may also cause income from short-term money market instruments in which the Fund is invested to decline.

•

Credit risk – Bond issuers who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest or principal payments on their bonds when due. These sorts of "credit risks," reflected in the credit ratings assigned to bond issues by companies like Moody's or Standard & Poor's, may cause the price of an issuer's bond to decline and may affect liquidity for the security.

•

Investments in other investment companies – The Fund may invest in shares of other management investment companies, including, but not limited to, money market funds and ETFs, subject to the limitations and requirements of the Investment Company Act of 1940, as amended (the "1940 Act") and subject to such investments being consistent with the overall objective and policies of the Fund. To the extent that the Fund invests in securities of other investment companies, shareholders in the Fund maybe subject to duplicative advisory and administrative fees.

•

Investments in ETFs – To the extent that the Fund takes a long position in an ETF, the Fund will be subject to the risk that the market or sector of the market in which the ETF invests may decline in value. To the extent that the Fund takes a short position in an ETF, the Fund will be subject to the risk that the market or sector of the market in which the ETF invests may increase in value.

•

Foreign Securities risk – Investing in foreign securities involves risks not typically associated with investing in U.S. securities, including, but not limited to, fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the U.S.; possible expropriation or nationalization of assets; and possible imposition of foreign taxes. Furthermore, the U.S. government has from time-to-time, in the past, imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as the Fund.

•

Portfolio turnover risk – Mutual funds are required to distribute their net realized capital gains annually under federal tax laws. The Fund's investment strategy may involve frequent trading, which leads to high portfolio turnover (e.g., 493%, 662% and 879% for the fiscal years ended April 30, 2011, 2010, and 2009, respectively) and could generate potentially large amounts of net realized capital gains in a given year. Higher portfolio turnover may also result in higher brokerage costs for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund carries risk, and you may lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below illustrates how the Fund's average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.caldwellorkinfunds.com or by calling the Fund toll-free at 1-800-467-7903.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below illustrates how the Fund's average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-467-7903
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.caldwellorkinfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Years Ended December 31*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter (in the last ten years): 3rd quarter 2007, 15.69%

Worst Quarter (in the last ten years): 3rd quarter 2008, (6.24)%

* The Fund's calendar year-to-date return as of June 30, 2011 is (2.51)%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for years ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher (more favorable) than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher (more favorable) than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Manager believes a secular bear market began at the beginning of 2000. Between December 31, 1999 and July 31, 2011 the Fund has generated a total return of 47.91%. During the same period the S&P 500 Total Return index has returned 8.64%, and the NASDAQ Composite index has returned (32.26%).

CALDWELL & ORKIN MARKET OPPORTUNITY FUND | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.40%	[3]

[1]	The Fund's administrator has contractually agreed to waive a portion of its fees through August 30, 2012. This agreement may not be terminated or modified prior to this date except with the approval of the Board of Directors.
[2]	The Net Annual Fund Operating Expenses above does not correlate to the ratio of total expenses provided in the Financial Highlights table of the Fund's Annual Report for the period ended April 30, 2011 as the Financial Highlights table does not include Acquired Fund Fees and Expenses.
[3]	Effective August 24, 1992 the Fund commenced active management and changed its investment objective to provide long-term capital growth with a short-term focus on capital preservation through investment selection and asset allocation. Prior to August 24, 1992, the Fund was passively managed and indexed to the largest 100 over-the-counter (OTC) stocks.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 30, 2011